LONG-TERM DEBT AND CREDIT FACILITIES (Details - Available credit facilities) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit facilities line item
Authorized credit facilities			$ 2,090,000	$ 1,890,000
Draws on credit facilities			(685,000)	(673,000)
Letters of credit issued			(193,000)	(250,000)
Undrawn borrowing facilities			1,212,000	$ 967,000
Credit facilities
Disclosure of credit facilities line item
Draws on credit facilities			202,000
Borrowings, maturity	June 30, 2022
Brookfield Asset Management credit facilities
Disclosure of credit facilities line item
Authorized credit facilities		$ 400,000
Draws on credit facilities			$ 202,000
Interest rate margin		2.00%
Extension of Maturity Date		December 2018	June 2019
Brookfield Asset Management credit facilities | LIBOR
Disclosure of credit facilities line item
Interest rate margin			1.50%
Corporate credit facilities
Disclosure of credit facilities line item
Authorized credit facilities	$ 1,600,000
Interest rate margin	1.20%